TEMECULA VALLEY BANCORP INC.
                       27710 Jefferson Avenue, Suite A100
                           Temecula, California 92590



                                February 15, 2007

Via E-Mail and EDGAR Correspondence
-----------------------------------

David Lyon/Michael Clampitt
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Acceleration of Effective Date
                  Temecula Valley Bancorp Inc.
                  Form S-3/A No.1, Filed February 16, 2007
                  File No. 333-139908

Dear Sirs:

         Temecula Valley Bancorp Inc. ("Company") hereby requests, pursuant to Rule 461(a) of Regulation C, that the above-referenced Registration Statement be declared effective on February 16, 2007 or as soon as practicable thereafter. The Company acknowledges that:

     o should the Securities and Exchange Commission ("Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     o the Company may not assert the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                           Very truly yours,

                                           TEMECULA VALLEY BANCORP INC.


                                           By:      /s/ Donald A. Pitcher
                                              ----------------------------------
                                                    Donald A. Pitcher,
                                                    Chief Financial Officer